Cash cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Cash And Cash Equivalent
	As of December 31,
	2022	2023
	RMB’000	RMB’000
Cash on hand	41	41
Cash at bank	87	2,325
Restricted cash at bank(1)	167	167
Cash, cash equivalents and restricted cash per consolidated statements of cash flow	295	2,533